Loan impairment provisions	12 Months Ended
Dec. 31, 2024
Loan impairment provisions
Loan impairment provisions

14 Loan impairment provisions

There is a risk that customers and counterparties fail to meet their contractual obligation to settle outstanding amounts, for which we hold expected credit losses (ECL). The calculation of ECL considers historical, current, and forward-looking information to determine the amount we do not expect to recover. It considers losses on both defaulted exposures and performing exposures that may default in future. ECL is recognised on drawn exposures, loans commitments, and contingent liabilities.

For accounting policy information refer to Accounting policy 2.3. Further disclosures on credit risk and information on ECL methodology are shown from page 39.

Loan exposure and impairment metrics

The table below summarises loans and credit impairment measures within the scope of IFRS 9 Expected credit loss framework.

	2024	2023
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	363,821	348,586
Stage 2	40,474	37,891
Stage 3	5,930	5,563
Of which: individual	1,285	1,031
Of which: collective	4,645	4,532
	410,225	392,040
ECL provisions (3)
- Stage 1	598	709
- Stage 2	787	976
- Stage 3	2,040	1,960
Of which: individual	451	332
Of which: collective	1,589	1,628
	3,425	3,645
ECL provision coverage (4)
- Stage 1 (%)	0.16	0.20
- Stage 2 (%)	1.94	2.58
- Stage 3 (%)	34.40	35.23
	0.83	0.93
Continuing operations
Impairment (releases)/losses
ECL charge (5)	359	578
Stage 1	(438)	(397)
Stage 2	360	645
Stage 3	437	330
Of which: individual	192	89
Of which: collective	245	241
Amounts written off	654	319
Of which: individual	144	42
Of which: collective	510	277

(1)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £91.8 billion (2023 – £103.1 billion) and debt securities of £62.4 billion (2023 – £50.1 billion).

(2)	Includes loans to customers and banks.
(3)	Includes £4 million (2023 - £9 million) related to assets classified as FVOCI and £0.1 billion (2023 - £0.1 billion) related to off-balance sheet exposures.
(4)

ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful coverage ratio.

(5)

Includes a £12 million release (2023 - £16 million release) related to other financial assets, of which £4 million release (2023 - £6 million charge) related to assets classified as FVOCI; and £5 million release (2023 - £9 million release) related to contingent liabilities.

14 Loan impairment provisions continued

Credit risk enhancement and mitigation

For information on Credit risk enhancement and mitigation held as security, refer to Risk and capital management – Credit risk enhancement and mitigation section.

Critical accounting policy: Loan impairment provisions

Accounting policy 2.3 sets out how the expected loss approach is applied. At 31 December 2024, impairment provisions amounted to £3,425 million (2023 - £3,645 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement, significant reduction in the value of any security, breach of limits or covenants, and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgements that are potentially significant to the estimate of impairment losses. For further information and sensitivity analysis, refer to Risk and capital management - Measurement uncertainty and ECL sensitivity analysis section.

IFRS 9 ECL model design principles

Refer to Credit risk – IFRS 9 ECL model design principles section for further details.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES. Refer to Credit risk - Economic loss drivers - Probability weightings of scenarios section for further details.